CAPITAL STOCK AND STOCKHOLDER'S EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 8 – CAPITAL STOCK AND STOCKHOLDER’S EQUITY

Common Stock

In September 2015, our board of directors approved amending our certificate of incorporation to effect a reverse stock split, subject to shareholder approval, at a ratio of not less than one-for-two (1 for 2), and not more than one-for thirty (1 for 30) at the discretion of the board. On November 15, 2015, our shareholders approved the reverse stock split at the discretion of the board. Effective November 4, 2016 at 5:00 p.m. Eastern Time, the Company’s board of directors effected a one (1) for thirty (30) reverse stock split.

During the nine months ended September 30, 2016, no warrants were exercised into common shares. During the nine months ended September 30, 2015, 11,239 warrants were exercised into an equivalent number of common shares for which we received approximately $287,000 in proceeds.

NOTE 10 — CAPITAL STOCK AND STOCKHOLDER’S EQUITY

Preferred Stock

In December 2015, we issued 1,853 shares of our Series A 0% Convertible Preferred Stock, with a stated value of $1,000 per share and the common shares are issuable pursuant to conversion of the preferred stock at a conversion price of $4.50 per share, subject to a 9.99% beneficial ownership limitation and subject to adjustment pursuant to stock splits and dividends, and subject to adjustment pursuant to customary anti-dilution protection for subsequent equity sales for a period of 18 months from the effective date of this registration statement. See “December 2015 Offering” below for further discussion.

Common Stock

In September 2015, the board of directors approved amending the Company’s certificate of incorporation to effect a reverse stock split, subject to shareholder approval, of the Company’s issued and outstanding common stock at a ratio of not less than one-for-two (1 for 2), and not more than one-for thirty (1 for 30). Accordingly, the company was given the authority to take the action necessary to obtain shareholder approval at the shareholder meeting scheduled to be held on November 13, 2015. At the meeting, the shareholders approved the amendment. As of December 31, 2015, the Company had not determined the degree, if any, of a potential stock split.

In July 2015, we granted an aggregate of 4,167 shares of common stock, valued at approximately $95,000, to a consultant for business advisory services to be provided to the Company. In March 2015, we granted an aggregate of 1,000 shares of common stock, valued at approximately $27,000, to a consultant for business advisory services to be provided to the Company. In August 2015, we cancelled and retired an aggregate of 910 shares of common stock, with a value of approximately $25,000, upon the termination of an agreement for business advisory services.

During the year ended December 31, 2015, 11,239 warrants were exercised into an equivalent number of common shares for which we received approximately $287,000 in proceeds. During the year ended December 31, 2014, no warrants were exercised into common shares.

Equity Financing

December 2015 Offering

In December 2015, we offered and sold 1,853 shares of our Series A 0% Convertible Preferred Stock and 649,901 common stock purchase warrants to certain accredited investors with whom we had a prior relationship or who were shareholders. From this sale and the exercise of 153,322 outstanding warrants, we received gross proceeds of approximately $2.5 million. The warrants include (i) 205,903 Series F common stock purchase warrants with a price per share of $9.00 and a term of five years from the date in which the shares underlying the warrants are registered, (ii) 205,903 Series G common stock purchase warrants with a price per share of $9.00 and a term of eighteen months from the date in which the shares underlying the warrants are registered, (iii) 119,048 Series H common stock purchase warrants issued pursuant to a contractually obligated exercise of prior outstanding warrants, with a price per share of $9.00 and a term of five years from the issuance date, and (iv) 119,048 Series I common stock purchase warrants issued pursuant to a contractually obligated exercise of prior outstanding warrants, with a price per share of $9.00 and a term of eighteen months from the issuance date. The preferred stock has a stated value of $1,000 per share and the common shares are issuable pursuant to conversion of the preferred stock at a conversion price of $4.50 per share, subject to a 9.99% beneficial ownership limitation and subject to adjustment pursuant to stock splits and dividends, and subject to adjustment pursuant to customary anti-dilution protection for subsequent equity sales for a period of 18 months from the effective date of this registration statement. In connection with the offering, we issued our placement agent 32,944 common stock purchase warrants with substantially the same terms as our Series F warrants, except that they have an expiration date of December 29, 2020.

July 2015 Offering

In July 2015, we offered and sold 119,709 units, in a private placement to certain accredited investors with whom we had a prior relationship or who were shareholders. Each unit consists of: (i) one share of common stock, (ii) one Series D common stock purchase warrant, and (iii) one Series E common stock purchase warrant. The price was $21.00 per unit, and resulted in gross proceeds of approximately $2.5 million. The Series D warrants have a term of five years and entitle the holder to purchase our common stock at a price per share of $24.00 per share. The Series E warrants have a term of eighteen months and entitle the holder to purchase our common stock at a price per share of $21.00 per share. In the event that the shares underlying the warrants are not subject to a registration statement at the time of exercise, the warrants may be exercised on a cashless basis after 30 days from the issuance date. In connection with the offering, we issued our placement agent 9,577 common stock purchase warrants with substantially the same terms as our Series D warrants.